Redeemable Convertible Preferred Shares - Assumptions to Estimated Fair Value of Warrants (Parenthetical) (Detail)	0 Months Ended
	Apr. 24, 2014	Mar. 05, 2014	Mar. 31, 2014
Subscription Rights [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Probability of occurrence of event	100.00%	100.00%
Series E Warrants [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Probability of occurrence of event		100.00%
Series E Warrants [Member] | Convertible Redeemable Preferred Shares [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Probability of occurrence of event		100.00%
Initial Public Offering [Member] | Subscription Rights [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Probability of occurrence of event	80.00%	80.00%
Initial Public Offering [Member] | Series E Warrants [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Probability of occurrence of event		80.00%	80.00%
Initial Public Offering [Member] | Series E Warrants [Member] | Convertible Redeemable Preferred Shares [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Probability of occurrence of event		80.00%
Liquidation Event [Member] | Subscription Rights [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Probability of occurrence of event	10.00%	10.00%
Liquidation Event [Member] | Series E Warrants [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Probability of occurrence of event		10.00%	10.00%
Liquidation Event [Member] | Series E Warrants [Member] | Convertible Redeemable Preferred Shares [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Probability of occurrence of event		10.00%
Redemption Event [Member] | Subscription Rights [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Probability of occurrence of event	10.00%	10.00%
Redemption Event [Member] | Series E Warrants [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Probability of occurrence of event		10.00%	10.00%
Redemption Event [Member] | Series E Warrants [Member] | Convertible Redeemable Preferred Shares [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Probability of occurrence of event		10.00%